Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Revenues and Receivable Major Customers

For the year ended December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2017	2016
A	20%	15%
B	13%	20%
C	9%	11%
D	8%	9%

As of December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2017	2016
A	18%	35%
B	12%	-%
C	9%	12%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2017	2016
Shares underlying options outstanding	6,770,777	4,592,347
Shares underlying warrants outstanding	7,099,010	3,291,149
Unvested restricted stock	799,387	957,336